Schedule of Investments ─ NYLIM CBRE Real Estate & Infrastructure ETF (formerly, NYLI CBRE Real Assets ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Communications — 0.6%
Cellnex Telecom SA*	222	$6,863
NETLINK NBN TRUST	40,746	32,056
Total Communications		38,919

Datacenters — 7.9%
Blackstone Digital Infrastructure Trust, Inc.*	2,566	53,398
DigiCo Infrastructure REIT	37,937	67,679
Digital Realty Trust, Inc.	313	59,007
Equinix, Inc.	265	270,109
Iron Mountain, Inc.	796	97,367
Total Datacenters		547,560

Diversified — 0.7%
Infratil Ltd.	5,315	46,163

Diversified Property Holdings — 5.9%
Activia Properties, Inc.	20	17,949
GPT Group (The)	12,489	45,086
Japan Prime Realty Investment Corp.	43	26,493
Land Securities Group PLC	5,579	52,969
LondonMetric Property PLC	17,319	45,728
Merlin Properties Socimi SA	3,003	52,034
Mitsui Fudosan Co., Ltd.	3,600	35,271
Orix JREIT, Inc.	41	26,548
Sun Hung Kai Properties Ltd.	4,766	74,879
Swire Properties Ltd.	10,862	33,106
Total Diversified Property Holdings		410,063

Healthcare Facilities — 9.8%
American Healthcare REIT, Inc.	336	18,682
Healthpeak Properties, Inc.	1,925	42,023
Janus Living, Inc., Class A-1	2,267	68,486
Omega Healthcare Investors, Inc.	1,107	56,047
Primary Health Properties PLC	21,243	27,001
Welltower, Inc.	1,966	460,909
Total Healthcare Facilities		673,148

Industrial Properties — 5.9%
Americold Realty Trust, Inc.	3,419	48,174
EastGroup Properties, Inc.	376	78,588
First Industrial Realty Trust, Inc.	510	33,578
GLP J-Reit	58	52,818
Goodman Group	3,444	72,011
Prologis, Inc.	614	88,791
Warehouses De Pauw CVA	1,247	32,023
Total Industrial Properties		405,983

Midstream/Pipelines — 5.8%
Cheniere Energy, Inc.	134	35,318
Enbridge, Inc.(a)	1,465	79,659
Gibson Energy, Inc.	961	21,983
Kinder Morgan, Inc.	711	22,880
Pembina Pipeline Corp.(a)	593	28,973
Targa Resources Corp.	304	82,193
Williams Cos., Inc. (The)	1,828	130,775
Total Midstream/Pipelines		401,781

Net Leased Properties — 1.6%
Getty Realty Corp.	1,160	39,602
	Shares	Value
Common Stocks (continued)

Net Leased Properties (continued)
VICI Properties, Inc.	2,626	$69,195
Total Net Leased Properties		108,797

Office Buildings — 3.1%
Castellum AB	1,541	21,621
Cousins Properties, Inc.	671	21,170
Hongkong Land Holdings Ltd.	4,000	32,480
Kilroy Realty Corp.	900	34,938
PSP Swiss Property AG	185	33,385
Sirius Real Estate Ltd.	12,328	16,416
Vornado Realty Trust	1,305	51,404
Total Office Buildings		211,414

Residential — 5.0%
Centurion Accommodation REIT	77,300	68,039
Essex Property Trust, Inc.	274	77,854
Sun Communities, Inc.	281	34,698
TAG Immobilien AG	1,696	26,948
UDR, Inc.	3,519	134,285
Total Residential		341,824

Residential: Hotels — 2.5%
Hilton Worldwide Holdings, Inc.	108	34,613
Host Hotels & Resorts, Inc.	2,244	56,391
Japan Hotel REIT Investment Corp.	43	21,983
Pandox AB	988	18,310
Ryman Hospitality Properties, Inc.	283	37,823
Total Residential: Hotels		169,120

Retail: Community Shopping Centers — 3.9%
Brixmor Property Group, Inc.	2,555	80,508
Federal Realty Investment Trust	754	93,564
InvenTrust Properties Corp.	1,079	38,208
Link REIT	11,730	58,518
Total Retail: Community Shopping Centers		270,798

Retail: Enclosed Malls — 5.0%
CapitaLand Integrated Commercial Trust	19,900	38,597
Klepierre SA	1,731	78,350
Macerich Co. (The)	2,064	53,334
Simon Property Group, Inc.	442	101,381
Unibail-Rodamco-Westfield*	630	76,326
Total Retail: Enclosed Malls		347,988

Self Storage Property — 1.2%
CubeSmart	1,976	81,925

Towers — 1.6%
American Tower Corp.	649	112,511

Transportation — 11.7%
Aena SME SA	1,520	46,659
Auckland International Airport Ltd.	6,983	35,742
Canadian National Railway Co.	930	118,168
Canadian Pacific Kansas City Ltd.	495	43,937
East Japan Railway Co.	1,400	32,322
Eiffage SA	243	34,459
Ferrovial NV	926	60,451

Schedule of Investments ─ NYLIM CBRE Real Estate & Infrastructure ETF (formerly, NYLI CBRE Real Assets ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Transportation (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,687	$101,715
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,924	53,187
Jiangsu Expressway Co., Ltd., Class H	24,074	29,841
Norfolk Southern Corp.	265	88,902
Transurban Group	3,705	38,539
Union Pacific Corp.	196	57,257
Vinci SA	479	67,539
Total Transportation		808,718

Utilities — 27.2%
American Electric Power Co., Inc.	787	100,618
Atmos Energy Corp.	623	107,642
Chesapeake Utilities Corp.	234	31,070
Constellation Energy Corp.	127	33,369
E.ON SE	5,325	114,661
Enel SpA	10,972	123,701
Entergy Corp.	845	90,939
Evergy, Inc.	1,048	86,994
Iberdrola SA(a)	43	1,022
Kansai Electric Power Co., Inc. (The)(a)	3,322	50,917
National Grid PLC	4,549	72,850
NextEra Energy, Inc.	754	65,538
OGE Energy Corp.	953	45,125
PG&E Corp.	4,133	71,831
PPL Corp.	2,964	104,362
Public Service Enterprise Group, Inc.	974	74,686
RWE AG	1,296	85,262
Severn Trent PLC	1,231	49,997
Southern Co. (The)	603	57,008
Spire, Inc.	510	40,729
SSE PLC	3,252	102,670
WEC Energy Group, Inc.	1,522	166,537
Xcel Energy, Inc.	2,522	197,220
Total Utilities		1,874,748

Total Common Stocks
(Cost $5,874,786)		6,851,460

Short-Term Investments — 1.4%
Money Market Funds — 1.4%
BlackRock Liquidity FedFund, 3.57%(b)	42,563	42,563
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)(c)	53,440	53,440

Total Short-Term Investments
(Cost $96,003)		96,003

Total Investments — 100.8% (Cost $5,970,789)		6,947,463
Other Assets and Liabilities, Net — (0.8)%		(57,885)
Net Assets — 100.0%		$6,889,578

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $152,474; total market value of collateral held by the Fund was $164,172. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $110,732.
(b)	Reflects the 1-day yield at July 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM CBRE Real Estate & Infrastructure ETF (formerly, NYLI CBRE Real Assets ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,851,460	$—	$—	$6,851,460
Short-Term Investments:
Money Market Funds	96,003	—	—	96,003
Total Investments in Securities	$6,947,463	$—	$—	$6,947,463

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.